UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  May 31, 2014

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Gratry International Growth Fund
(Institutional Class: GGIGX)

ANNUAL REPORT
May 31, 2014

Gratry International Growth Fund
a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	4
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	20
Supplemental Information	21
Expense Example	23

This report and the financial statements contained herein are provided for the general information of the shareholders of the Gratry International Growth Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.gratryfunds.com

Letter to Shareholders

Dear Fellow Shareholders:

We are pleased to provide you with our inaugural annual report on the Gratry International Growth Fund (Institutional Share Class; symbol: GGIGX).  Gratry & Company, as the investment adviser to the Fund, entered the mutual fund business in June of 2013 with the launch of our first mutual fund.  Since 1981, Gratry & Company has managed client portfolios only in “separate accounts” with higher minimum investments.  Our strategic decision to enter the mutual fund business was premised on our desire to offer clients a small account option.  And we are pleased with the performance of the Fund and the reception it has garnered from investors in its first year.

Since inception on June 28, 2013, through May 31, 2014, the Gratry International Growth Fund returned 16.10%.  A $10,000 investment would have grown to $11,610.  By way of comparison the Fund’s benchmark, the MSCI World ex-US (net) Index, returned 22.10% for the same period.  A detailed explanation of the Fund’s relative performance and the investment environment in which we find ourselves follows below.  But first, let us offer a brief overview of the basic tenets of our approach to international equity portfolio management.

Our investment thesis is two-fold.  We believe: 1) over the long-term, all else equal, macro-economic performance drives equity prices; and 2) over that same period, the stocks of higher-quality companies will outperform the overall market.  Our investment process attempts to validate this thesis.  We analyze and monitor, on an on-going basis, the macro-economic health of the countries in our investable universe.  This analysis helps shape our “world economic views”, which in turn drives our outlook for the various market industries and sectors.  We combine this “top-down” analysis with a fundamental “bottom-up” stock selection process.  Our primary stock selection criteria are: 1) Growth; 2) Quality; and 3) Reasonable Valuations.  We also tend to invest in larger companies.

In the period since the Fund was launched, the global macroeconomic environment has been one in which the policies of global Central Banks – including the United States Federal Reserve, the European Central Bank, and the Japanese Central Bank (BOJ) – dominated global capital markets and, in our opinion, influenced investor behavior to an inordinate degree.  More specifically, the massive amounts of liquidity pumped into the capital markets by these central banks coupled with the low or “zero” interest rate policies maintained by same, has caused capital to flow to riskier (lower quality) assets.  It also tends to incent investors to take undue risk as the cost of capital is virtually zero.  Therefore, during the past several quarters, including the period covered by this letter, the stocks of smaller, lower-quality public companies have, on average, performed significantly better than the larger, higher-quality companies in which we tend to invest.  And because our benchmark contains a significant number of these smaller, lower quality companies, we underperformed.  Again, your Fund invests in larger, higher quality companies – with quality defined, in part, by repeatable earnings from operations, a strong balance sheet, and a credible management team.  As an investor in the international equity markets, we see continued risk of underperforming our benchmark as long as the global economy

320 Tower East, Shaker Heights, Ohio 44122  855-4GRATRY (447-2879)  www.gratryfunds.com

Letter to Shareholders

struggles to grow faster than its “below trend” pace of recent years and central banks maintain their current accommodative monetary policies.

Over the course of the past year the Fund has maintained an overweight position to the Eurozone as we reversed a previously underweight position to the region having perceived the investment environment there had moved from “bad to less bad”.  Call us opportunistic.  Within the region we had been skeptical of the banks and avoided them accordingly.  However, we gradually added to our Eurozone exposure by increasing our weighting to non-bank Financials and Healthcare names.  Our Eurozone exposure favors Germany, while in “non-Euro Europe” we like the U.K., Ireland, and Switzerland.

The Fund was and is vastly underweight to Japan, a posture that hurt our performance in the second quarter of 2013 (prior to the Fund’s inception) but has helped ever since.  The Yen weakness has stalled. We maintain a healthy skepticism of “Abenomics”. Truth be told, we hope it works, but the negative in Japan, in our opinion, vastly outweighs the good.  Until we see the political reforms begin to take hold, we will remain under-exposed to the third largest economy in the world.

The Fund is allowed to invest up to 25% of its capital in Emerging Markets.  However, we have avoided these countries due to their volatile reaction to the U.S. Fed’s “tapering”.  These markets also tend to react negatively to political instability and geopolitical stress (think Ukraine and Middle East turmoil). However, we see these markets as providing long-term opportunities for capital appreciation and will be watching them closely for appropriate entry points.

We are long-term investors with our personal money invested alongside yours in the Fund.  We know it is early in the life of the fund but we appreciate the confidence you have shown in us thus far and we will strive every day to continue to earn it.

Sincerely,

Gratry & Company, LLC
Shaker Heights, Ohio

320 Tower East, Shaker Heights, Ohio 44122  855-4GRATRY (447-2879)  www.gratryfunds.com

Letter to Shareholders

Important Information

The views in this report are those of the Fund managers as of the date of this report, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.  This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report.  All current and future holdings are subject to risk and to change.

Foreign investments present risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.

MSCI World ex-US Index (net) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the USA. The index is unmanaged and does not incur management fees, transaction costs or other expenses.

320 Tower East, Shaker Heights, Ohio 44122  855-4GRATRY (447-2879)  www.gratryfunds.com

Gratry International Growth Fund
FUND PERFORMANCE at May 31, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World ex-U.S. Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI World ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Total Returns as of May 31, 2014	3 Month	6 Month	Since Inception*
Gratry International Growth Fund – Institutional Class	0.87%	4.69%	16.10%
MSCI World ex-U.S. Index	2.69%	5.48%	22.10%

*	Cumulative. The Fund commenced operations on 6/28/13.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (855) 4GRATRY (855-447-2879).

Gross and net expense ratios for the Institutional Class shares were 1.72% and 1.20% respectively, which were the amounts stated in the current prospectus as of the date of this report.  The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.45%, and 1.20%, of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual agreement is in effect until September 30, 2014.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Shares redeemed within 30 days of purchase will be charged 1.00% redemption fee.

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014

Number of Shares		Value

	COMMON STOCKS – 91.6%
	BERMUDA – 5.1%
7,255	Lazard Ltd. - Class A	$366,378
6,035	Seadrill Ltd.	229,330
		595,708
	CANADA – 8.9%
5,815	Canadian National Railway Co.	352,272
8,125	Canadian Natural Resources Ltd.	330,444
3,575	Magna International, Inc.	365,794
		1,048,510
	CHINA – 4.6%
10,120	Hutchison Whampoa Ltd. - ADR	272,400
3,785	Melco Crown Entertainment Ltd. - ADR	130,469
3,945	WuXi PharmaTech Cayman, Inc. - ADR*	131,645
		534,514
	DENMARK – 2.6%
7,230	Novo Nordisk A/S - ADR	305,684

	FRANCE – 1.3%
3,890	LVMH Moet Hennessy Louis Vuitton S.A. - ADR	155,367

	GERMANY – 11.7%
17,090	Allianz S.E. - ADR	290,188
2,790	Bayer A.G. - ADR	403,069
19,165	Deutsche Telekom A.G. - ADR	321,972
6,915	Volkswagen A.G. - ADR	363,176
		1,378,405
	IRELAND – 2.7%
4,365	Covidien PLC	319,125

	JAPAN – 5.6%
3,925	Hitachi Ltd. - ADR	265,801
4,045	SoftBank Corp. - ADR	147,036
2,190	Toyota Motor Corp. - ADR	247,711
		660,548
	NETHERLANDS – 13.2%
4,505	Chicago Bridge & Iron Co. N.V.	366,707
23,060	ING Groep N.V. - ADR*	323,762
9,250	NXP Semiconductor N.V.*	574,425

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
9,035	Yandex N.V. - Class A*	$281,350
		1,546,244
	SINGAPORE – 2.6%
5,570	DBS Group Holdings Ltd. - ADR	301,504

	SWITZERLAND – 14.4%
3,005	ACE Ltd.	311,648
3,625	Novartis A.G. - ADR	326,467
3,525	Pentair Ltd.	263,106
8,485	Roche Holding A.G. - ADR	313,012
5,170	TE Connectivity Ltd.	307,408
8,635	UBS A.G.	173,823
		1,695,464
	UNITED KINGDOM – 8.0%
4,840	Delphi Automotive PLC	334,250
2,125	Diageo PLC - ADR	273,679
4,400	National Grid PLC - ADR	328,812
		936,741
	UNITED STATES – 10.9%
1,455	Actavis PLC*	307,791
4,755	Eaton Corp. PLC	350,396
1,760	Jazz Pharmaceuticals PLC*	249,673
3,700	LyondellBasell Industries N.V. - Class A	368,409
		1,276,269
	TOTAL COMMON STOCKS (Cost $10,180,681)	10,754,083

Principal Amount

	SHORT-TERM INVESTMENTS – 8.4%
$985,027	UMB Money Market Fiduciary, 0.01%1	985,027

	TOTAL SHORT-TERM INVESTMENTS (Cost $985,027)	985,027

	TOTAL INVESTMENTS – 100.0% (Cost $11,165,708)	11,739,110
	Liabilities in Excess of Other Assets – 0.0%	(5,608)

	TOTAL NET ASSETS – 100.0%	$11,733,502

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
SUMMARY OF INVESTMENTS
As of May 31, 2014

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Health Care	20.1%
Industrials	16.2%
Financials	15.1%
Consumer Discretionary	13.6%
Communications	6.4%
Technology	4.9%
Energy	4.8%
Consumer Staples	4.6%
Materials	3.1%
Utilities	2.8%
Total Common Stocks	91.6%
Short-Term Investments	8.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2014

Assets:
Investments, at value (cost $11,165,708)	$11,739,110
Receivables:
Dividends and interest	32,376
Prepaid offering costs	2,833
Prepaid expenses	19,384
Total assets	11,793,703

Liabilities:
Payables:
Fund shares redeemed	8,417
Shareholder servicing fees (Note 8)	1,508
Auditing fees	16,750
Fund accounting fees	8,321
Offering costs - Advisor	7,171
Transfer agent fees and expenses	6,838
Administration fees	4,701
Custody fees	1,598
Trustees' fees and expenses	1,029
Offering costs - related parties	930
Chief Compliance Officer fees	848
Accrued other expenses	2,090
Total liabilities	60,201

Net Assets	$11,733,502

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$11,321,986
Accumulated net investment income	86,759
Accumulated net realized loss on investments	(248,645)
Net unrealized appreciation on investments	573,402
Net Assets	$11,733,502

Institutional Class:
Shares of beneficial interest issued and outstanding	1,010,772
Net asset value per share	$11.61

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
STATEMENT OF OPERATIONS
For the Period June 28, 2013* through May 31, 2014

Investment Income:
Dividends (net of foreign withholding taxes of $13,311)	$140,985
Interest	42
Total investment income	141,027

Expenses:
Offering costs	34,094
Administration fees	33,538
Advisory fees	32,627
Fund accounting fees	30,739
Transfer agent fees and expenses	25,577
Registration fees	22,889
Auditing fees	16,750
Custody fees	12,889
Legal fees	10,634
Chief Compliance Officer fees	9,211
Shareholder reporting fees	4,374
Trustees' fees and expenses	3,840
Shareholder servicing fees (Note 8)	3,533
Miscellaneous	2,832
Insurance fees	909

Total expenses	244,436
Advisory fees waived	(32,627)
Other expenses absorbed	(155,877)
Net expenses	55,932
Net investment income	85,095

Realized and Unrealized Gain (Loss) from Investments:
Net realized loss on investments	(250,580)
Net change in unrealized appreciation/depreciation on investments	573,402
Net realized and unrealized gain on investments	322,822

Net Increase in Net Assets from Operations	$407,917

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
June 28, 2013*
through
May 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$85,095
Net realized loss on investments	(250,580)
Net change in unrealized appreciation/depreciation on investments	573,402
Net increase in net assets resulting from operations	407,917

Capital Transactions:
Institutional Class:
Net proceeds from shares sold	12,311,341
Cost of shares redeemed1	(985,756)
Net increase in net assets from capital transactions	11,325,585

Total increase in net assets	11,733,502

Net Assets:
Beginning of period	-
End of period	$11,733,502

Accumulated net investment income	$86,759

Capital Share Transactions:
Institutional Class:
Shares sold	1,098,636
Shares redeemed	(87,864)
Net increase in capital share transactions	1,010,772

*	Commencement of operations.
1	Net of redemprion fee proceeds of $2,932.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	June 28, 2013*
	through
	May 31, 2014
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.19
Net realized and unrealized gain on investments	1.41
Total from investment operations	1.60

Redemption fee proceeds	0.01

Net asset value, end of period	$11.61

Total return 2	16.10%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,734

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.24%	4
After fees waived and expenses absorbed	1.20%	4
Ratio of net investment income (Loss) to average net assets:
Before fees waived and expenses absorbed	(2.22)	4
After fees waived and expenses absorbed	1.82%	4
Portfolio turnover rate	51%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2014

Note 1 – Organization
Gratry International Growth Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund is authorized to offer two classes of shares, the Investor Class (currently not available for purchase) and the Institutional Class. The Fund commenced investment operations on June 28, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $35,997, which are amortized over one-year period from June 28, 2013 (commencement of operations).

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period June 28, 2013 (commencement of operations) through May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Gratry & Company, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.70% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.45% and 1.20% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively, until September 30, 2014.

For the period June 28, 2013 (commencement of operations) through May 31, 2014, the Advisor waived all of its advisory fees and absorbed other expenses totaling $188,504.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At May 31, 2014, the amount of these potentially recoverable expenses was $188,504.  The Advisor may recapture all or a portion of this amount no later than May 31, 2017.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period June 28, 2013 (commencement of operations) through May 31, 2014, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period June 28, 2013 (commencement of operations) through May 31, 2014, are reported on the Statement of Operations.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014

Note 4 – Federal Income Taxes
At May 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$11,192,913

Gross unrealized appreciation	808,417
Gross unrealized depreciation	(262,220)
Net unrealized appreciation on investments	$546,197

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing difference in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended May 31, 2014 permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income and accumulated net realized loss on investments as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
$(3,599)	$1,664	$1,935

As of May 31, 2014 the components of accumulated earnings (deficit) on a tax basis for the funds were as follows:

Undistributed ordinary income	$86,814
Undistributed long-term gains	-
Tax accumulated earnings	86,814

Accumulated capital and other losses	$(221,495)
Net unrealized appreciation on investments	546,197
Total accumulated earnings	$411,516

Losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first day of the Fund's next taxable year.  As of May 31, 2014, the Fund had $221,495 of post-October capital losses which are deferred until June 1, 2014 for tax purposes.

Note 5 – Redemption Fees
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the period June 28, 2013 (commencement of operations) through May 31, 2014, the Fund received $2,932 in redemption fees.

Note 6 – Investment Transactions
For the period June 28, 2013 (commencement of operations) through May 31, 2014, purchases and sales of investments, excluding short-term investments, were $12,861,781 and $2,430,519, respectively.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of a distribution fee at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. Institutional Class shares are not subject to any distribution fees under the Plan.

For the period June 28, 2013 (commencement of operations) through May 31, 2014, there were no distribution fees incurred by the fund.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period June 28, 2013 (commencement of operations) through May 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks
Communications	$750,358	$-	$-	$750,358
Consumer Discretionary	1,596,767	-	-	1,596,767
Consumer Staples	546,079	-	-	546,079
Energy	559,774	-	-	559,774
Financials	1,767,303	-	-	1,767,303
Health Care	2,356,466	-	-	2,356,466
Industrials	1,905,690	-	-	1,905,690
Materials	368,409	-	-	368,409
Technology	574,425	-	-	574,425
Utilities	328,812	-	-	328,812
Short-Term Investments	985,027	-	-	985,027
Total Investments	$11,739,110	$-	$-	$11,739,110

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014

At a meeting of the Board of Trustees of Investment Managers Series Trust (the “Trust”) held on June 19, 2014, John P. Zader indicated that he would be retiring from UMB Fund Services, Inc. on June 27, 2014, and resigned as President of the Trust. The Board of Trustees appointed Maureen Quill, Chief Operating Officer of UMB Fund Services, Inc., as President of the Trust effective June 20, 2014.  Mr. Zader will continue as a Trustee of the Trust.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of the Gratry International Growth Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of May 31, 2014, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 28, 2013 (commencement of operations) to May 31, 2014.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gratry International Growth Fund as of May 31, 2014, and the results of its operations, the changes in its net assets, and its financial highlights for the period June 28, 2013 to May 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
July 28, 2014

Gratry International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (855) 4GRATRY (855-447-2879). The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Retired (2013-present). Executive Vice President, Client Management and Development, Access Data Corp., a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	73	None.
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	73	None.
William H. Young a (born 1950) Trustee	Since November 2007	Retired (2014-present). Independent financial services consultant (1996-2014); Interim CEO, Unified Fund Services (now Huntington Fund Services), a mutual fund service provider (2003-2006); Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus, NICSA, an investment management trade association (2012 – present).	73	None.
Interested Trustees:
John P. Zader a ‡ (born 1961) Trustee	Since November 2007	Retired (June 2014-present). CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant and co-administrator for the Fund, (2006-June 2014). President, Investment Managers Series Trust (December 2007-June 2014).	73	Investment Managers Series Trust II, a registered investment company.
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present).	73	Investment Managers Series Trust II, a registered investment company.
Officers of the Trust
Maureen Quill a (born 1963) President	Since June 2014	Chief Operating Officer (June 2014-present); Executive Vice-President, UMB Fund Services, Inc. (January 2007-June 2014). Vice-President, Investment Managers Series Trust (December 2013 – June 2014).	N/A	N/A

Gratry International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007	Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007).	N/A	N/A
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Martin Dziura b (born 1959) Chief Compliance Officer	Since June 2014	Cipperman Compliance Services (2010 – present); Chief Compliance Officer, Hanlon Investment Management (2009-2010).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 W. Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 500 Swedesford Road, Suite 104, Wayne, Pennsylvania 19087.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position as an officer of the Trust.
‡	Mr. Zader is being treated as an “interested person” of the Trust until July 1, 2016, by reason of his former position with UMB Fund Services, Inc.

Gratry International Growth Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only);  and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/13 to 5/31/14.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Institutional Class	12/1/13	5/31/14	12/1/13 – 5/31/14
Actual Performance	$1,000.00	$1,046.90	$6.12
Hypothetical Performance	1,000.00	1,018.95	6.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period since inception).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Gratry International Growth Fund
a series of the Investment Managers Series Trust

Investment Advisor
Gratry & Company LLC
20600 Chagrin Blvd., Suite 320
Shaker Heights, Ohio 44122

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Gratry International Growth Fund – Institutional Class	GGIGX	46141P 792

Privacy Principles of the Gratry International Growth Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Gratry International Growth Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (855) 4GRATRY (855-447-2879) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (855) 4GRATRY (855-447-2879) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at (855) 4GRATRY (855-447-2879).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Gratry International Growth Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 4GRATRY (855-447-2879)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-855-447-2879.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2014	FYE 5/31/2013
Audit Fees	$14,250	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2014	FYE 5/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 5/31/2014	FYE 5/31/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/8/2014